Exhibit 99.2

Client Name:	BHLD 2019-3
Client Project Name:	BHLD 2019-3
Start - End Dates:	11/13/2018 - 10/7/2019
Deal Loan Count:	326

Conditions Report 2.0

Loans in Report:	326
Loans with Conditions:	288

160 - Total Active Conditions
21 - Material Conditions
21 - Property Valuations Review Scope
1 - Category: Appraisal
2 - Category: FEMA
18 - Category: Value
139 - Non-Material Conditions
22 - Credit Review Scope
2 - Category: Assets
5 - Category: Credit/Mtg History
3 - Category: DTI
2 - Category: Income/Employment
10 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
2 - Category: FEMA
1 - Category: Property
114 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
3 - Category: Documentation
8 - Category: Federal Consumer Protection
2 - Category: RESPA
1 - Category: State Prepayment Penalty
14 - Category: State Rate Spread
5 - Category: TILA
78 - Category: TILA/RESPA Integrated Disclosure
371 - Total Satisfied Conditions

43 - Credit Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
6 - Category: Application
2 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: DTI
13 - Category: Income/Employment
1 - Category: Insurance
10 - Category: Legal Documents
6 - Category: Terms/Guidelines
272 - Property Valuations Review Scope
229 - Category: Appraisal
7 - Category: FEMA
2 - Category: Property
34 - Category: Value
56 - Compliance Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Documentation
3 - Category: Federal Consumer Protection
2 - Category: Federal Higher-Priced
3 - Category: Finance Charge Tolerance
2 - Category: RESPA
2 - Category: State Consumer Protection
37 - Category: TILA/RESPA Integrated Disclosure
3 - Total Waived Conditions

3 - Credit Review Scope
1 - Category: Credit/Mtg History
1 - Category: DTI
1 - Category: Terms/Guidelines

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